Derivatives and Fair Value of Financial Instruments - Assets and Liabilities at Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assets and liabilities measured at fair value on a recurring basis and also its level within the fair value hierarchy
Transfers that occurred into or out of level 1	$ 0	$ 0
Transfers that occurred into or out of level 2	0	0
Transfers that occurred into or out of level 3	0	0
Commodities
Assets:
Margin account	10	29
Money market funds
Assets:
Available-for-sale securities		81
Domestic equity securities
Assets:
Trading securities	482	466
Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries
Assets:
Trading securities	437	450
Foreign equity securities
Assets:
Trading securities	199	120
High yield securities
Assets:
Trading securities	115	104
Money market funds held in trading accounts
Assets:
Trading securities	13	22
Fair Value
Assets:
Available-for-sale securities		81
Trading securities	1,277	1,173
Recurring basis | Fair Value
Assets:
Total Assets	1,321	1,309
Liabilities:
Liabilities	9	24
Recurring basis | Fair Value | Commodities
Assets:
Derivatives	3	4
Margin account	10	29
Derivative assets and liabilities, net basis	12	15
Liabilities:
Derivatives	1	18
Recurring basis | Fair Value | Interest rate swaps
Liabilities:
Derivatives	4	6
Recurring basis | Fair Value | Foreign currencies
Assets:
Derivatives	1	8
Liabilities:
Derivatives	4
Recurring basis | Fair Value | Money market funds | Short-term investments
Assets:
Available-for-sale securities		81
Recurring basis | Fair Value | Domestic equity securities | Short-term investments
Assets:
Trading securities	482	466
Recurring basis | Fair Value | Domestic equity securities | Other current assets
Assets:
Trading securities	30	31
Recurring basis | Fair Value | Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries | Short-term investments
Assets:
Trading securities	437	450
Recurring basis | Fair Value | Foreign equity securities | Short-term investments
Assets:
Trading securities	199	120
Recurring basis | Fair Value | Foreign equity securities | Other current assets
Assets:
Trading securities	3	5
Recurring basis | Fair Value | High yield securities | Short-term investments
Assets:
Trading securities	115	104
Recurring basis | Fair Value | Collateralized loan obligations | Short-term investments
Assets:
Trading securities	26	10
Recurring basis | Fair Value | Money market funds held in trading accounts | Short-term investments
Assets:
Trading securities	13	22
Recurring basis | Fair Value | Other trading investments | Short-term investments
Assets:
Trading securities	5	1
Recurring basis | Fair Value | Fixed income mutual funds | Other current assets
Assets:
Trading securities	3	4
Recurring basis | Fair Value | Other | Other current assets
Assets:
Trading securities	4	3
Recurring basis | Level 1
Assets:
Total Assets	1,194	1,185
Liabilities:
Liabilities	1	18
Recurring basis | Level 1 | Commodities
Assets:
Derivatives	3	4
Liabilities:
Derivatives	1	18
Recurring basis | Level 1 | Money market funds | Short-term investments
Assets:
Available-for-sale securities		81
Recurring basis | Level 1 | Domestic equity securities | Short-term investments
Assets:
Trading securities	482	466
Recurring basis | Level 1 | Domestic equity securities | Other current assets
Assets:
Trading securities	30	31
Recurring basis | Level 1 | Domestic debt securities held in mutual funds/ETFs/U.S. Treasuries | Short-term investments
Assets:
Trading securities	437	450
Recurring basis | Level 1 | Foreign equity securities | Short-term investments
Assets:
Trading securities	199	120
Recurring basis | Level 1 | Foreign equity securities | Other current assets
Assets:
Trading securities	3	5
Recurring basis | Level 1 | High yield securities | Short-term investments
Assets:
Trading securities	15
Recurring basis | Level 1 | Money market funds held in trading accounts | Short-term investments
Assets:
Trading securities	13	22
Recurring basis | Level 1 | Other trading investments | Short-term investments
Assets:
Trading securities	5
Recurring basis | Level 1 | Fixed income mutual funds | Other current assets
Assets:
Trading securities	3	4
Recurring basis | Level 1 | Other | Other current assets
Assets:
Trading securities	4	2
Recurring basis | Level 2
Assets:
Total Assets	127	124
Liabilities:
Liabilities	8	6
Recurring basis | Level 2 | Interest rate swaps
Liabilities:
Derivatives	4	6
Recurring basis | Level 2 | Foreign currencies
Assets:
Derivatives	1	8
Liabilities:
Derivatives	4
Recurring basis | Level 2 | High yield securities | Short-term investments
Assets:
Trading securities	100	104
Recurring basis | Level 2 | Collateralized loan obligations | Short-term investments
Assets:
Trading securities	$ 26	10
Recurring basis | Level 2 | Other trading investments | Short-term investments
Assets:
Trading securities		1
Recurring basis | Level 2 | Other | Other current assets
Assets:
Trading securities		$ 1